Inventories	6 Months Ended
Dec. 31, 2020
Inventories
Inventories

18         Inventories

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Finished goods	2,792	2,186	2,535

The cost of inventories recognized as an expense and included in operating expenses for the six months ended 31 December 2020 amounted to £3,211,000 (year ended 30 June 2020: £6,433,000; six months ended 31 December 2019: £4,888,000).